Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222704
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%	5.48%
Without Sales Load [Member] | C000222705
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%	5.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	4.94%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	4.94%